ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2019
ACCOUNTS RECEIVABLE
Schedule of Account receivable

	June 30,
	2018	2019

Notes receivable	$29,155	$36,095
Accounts receivable	295,155	293,661
Allowance for doubtful accounts	(49,094)	(47,162)

	$275,216	$282,594

Schedule of Movements in allowance for doubtful accounts

The movements in allowance for doubtful accounts are as follows:

	June 30,
	2017	2018	2019

Balance at the beginning of year	$42,471	$48,089	$49,094
Additions	7,400	3,407	4,318
Deconsolidation of a subsidiary	(160)	—	(2,733)
Written off	(784)	(3,527)	(1,959)
Translation adjustment	(838)	1,125	(1,558)

Balance at the end of year	$48,089	$49,094	$47,162